11007616

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

JUN 03 2011

June 3, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERT NYS
File No. 001-14245

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AMB Property, L.P., 6.75% Medium-Term Notes due 2011, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 2, 2011. Tentative listing date – June 6, 2011.

Sincerely,